Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (141.3)	$ (36.5)
Other financial assets/liabilities	46.3	(29.4)
Inventories	(13.6)	10.0
Prepaid expenses	3.5	(11.8)
Trade and other payables	52.3	43.2
Provisions and other liabilities	(4.2)	(0.4)
Increase (decrease) in working capital	$ (57.0)	$ (24.9)